Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of Inventories [Abstract]
Schedule of Short-term and Long-term Inventories
	December 31,
	2 0 1 9	2 0 1 8

Finished goods	$1,900,624	$1,961,627
Work in process	109,247	79,914
Billets	1,791,802	2,046,143
Raw materials and supplies	2,760,319	4,576,732
Materials, spare parts and rollers	1,146,705	1,154,586
Materials in transit	534,516	319,420
	$8,243,213	$10,138,422

Non-current inventory:

	December 31,
	2 0 1 9	2 0 1 8

Coke	$747,300	$952,786
Spare parts	68,587	54,783
Rollers	144,486	140,009
Finished godos	353,095	353,095
	1,313,468	1,500,673

Less, valuation allowance at the lower of cost or net realizable value.	(353,095)	(353,095)
	$960,373	$1,147,578